Inventory, Net - Schedule of Inventory, Current (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory, Net [Abstract]
Raw materials and work in process	$ 13,529	$ 13,380	$ 24,436
Finished goods	18,218	40,680	108,294
Total inventory, net	$ 31,747	$ 54,060	$ 132,730